PRODUCT INFORMATION NOTICE DATED AUGUST 12, 2021
to the following variable annuity contracts

Issued by Talcott Resolution Life Insurance Company Separate Account Two:

Wells Fargo Director Outlook Series II/IIR

Issued by Talcott Resolution Life Insurance Company Separate Account Three:

Wells Fargo Director M Outlook

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account One:

Wells Fargo Director Outlook Series II/IIR

This product notice updates certain information for insurance products issued by
Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective on or about October 11, 2021, the following funds available under your contract will be renamed as shown in the table below:

Current Name:	New Name (effective October 11, 2021):
Wells Fargo VT Discovery Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2	Allspring VT Index Asset Allocation Fund - Class 2
Wells Fargo VT International Equity Fund - Class 2	Allspring VT International Equity Fund - Class 2
Wells Fargo VT Omega Growth Fund - Class 2	Allspring VT Omega Growth Fund - Class 2
Wells Fargo VT Opportunity Fund - Class 2	Allspring VT Opportunity Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2	Allspring VT Small Cap Growth Fund - Class 2

This Product Notice Should Be Retained for Future Reference

HV-7864